Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies [Abstract]
Impairment losses recognized on financial assets	$ 0	$ 0